March 30, 2005



Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004

RE: AEI REAL ESTATE FUND XV LIMITED PARTNERSHIP
    FILE NO. 0-14089


TO WHOM IT MAY CONCERN:

        Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10KSB for AEI Real Estate Fund XV Limited Partnership Commission File number: 0-14089.


Sincerely,

AEI Fund Managment
Patrick W Keene
Chief Financial Officer